UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410
Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2015 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 139.74%
Corporate-Backed Revenue Bonds – 14.17%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	1,600,000	$1,391,520
Series A-2 6.50% 6/1/47	430,000	401,964
Gaston County, North
Carolina Industrial Facilities
& Pollution Control
Financing Authority
(Exempt Facilities-National
Gypsum Project)
5.75% 8/1/35 (AMT)	290,000	290,531
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	830,000	784,782
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	163,671
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	511,965
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	764,041
Series A-1 6.50% 11/1/35	255,000	302,690
Louisiana Public Facilities
Authority
(LA Pellets Inc. Project)
144A
7.75% 7/1/39 (AMT)#	240,000	241,927
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,437,810
New Jersey Economic
Development Authority
Special Facilities Revenue
(Continental Airlines
Project)
5.625% 11/15/30 (AMT)	225,000	254,763
New Jersey Economic
Development Authority
Special Facility Revenue
(Continental Airlines
Project)
5.25% 9/15/29 (AMT)	500,000	547,985
Ohio State Air Quality
Development Authority
Revenue
(First Energy Generation)
Series A 5.70% 8/1/20	260,000	290,672
Selma, Alabama Industrial
Development Board
(Zilkha Biomass Selma LLC
Project) 144A
7.50% 5/1/25 (AMT)#	165,000	165,139
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	347,575
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	828,187
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	515,761
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	294,785
		9,535,768
Education Revenue Bonds – 24.64%
Bowling Green, Ohio Student
Housing Revenue CFP I
(CFP I State University
Project) 6.00% 6/1/45	260,000	280,360
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46	625,000	682,356
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	470,000	513,442

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	$1,061,420
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	556,140
(Washington University)
Series B 5.00% 11/15/30	600,000	699,246
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	448,787
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	728,449
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33	370,000	399,004
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	600,000	691,872
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	541,545
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	594,445
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,054,180
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	502,245
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	556,915
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	698,130
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	135,000	144,158
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80% 7/1/30	400,000	430,308
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	551,958
Philadelphia Authority for
Industrial Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	438,321
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,086,110
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	495,745

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	$149,608
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	578,367
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	675,228
University of Arizona
Series A 5.00% 6/1/39	500,000	554,320
University of California
Series AI 5.00% 5/15/32	1,000,000	1,184,340
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	283,930
		16,580,929
Electric Revenue Bonds – 4.04%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	74,183
Series C 5.00% 11/1/38	1,000,000	1,188,380
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,172,030
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	282,603
		2,717,196
Healthcare Revenue Bonds – 20.81%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	511,615
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	546,735
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	376,793
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	395,634
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	334,764
Housing & Redevelopment
Authority of The City of St.
Paul Minnesota
(Healthpartners Obligation
Group) 5.00% 7/1/29	1,000,000	1,173,740
Kentucky Economic
Development Finance
Authority
(Rosedale Green Project)
5.75% 11/15/45	500,000	513,030
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41	300,000	343,365
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50% 5/15/37	105,000	125,405
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	543,145
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	341,163
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	564,390

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	$539,570
Montgomery County,
Pennsylvania Industrial
Development Authority
Revenue
(Whitemarsh Continuing
Care) 5.375% 1/1/50	705,000	711,888
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	760,890
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center)
6.00% 8/1/38	300,000	343,755
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	325,176
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	547,075
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	545,335
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	338,091
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	429,668
5.00% 6/1/36	250,000	267,650
5.125% 6/1/42	750,000	806,385
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	581,775
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	23,893
7.50% 6/1/49	105,000	125,916
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41	500,000	542,140
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	545,850
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	798,912
		14,003,748
Housing Revenue Bond – 0.70%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45	420,000	473,646
		473,646
Lease Revenue Bonds – 9.18%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,138,200
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	161,486
(State Police) Series I
5.00% 9/1/23	760,000	902,295
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,330,860
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,105,130
(School Facilities
Construction)
5.00% 9/1/18	25,000	26,603

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	$508,755
		6,173,329
Local General Obligation Bonds – 1.19%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	238,257
New York, New York
Series A-1 5.25% 8/15/21	250,000	277,070
Series I-1 5.375% 4/1/36	250,000	281,570
		796,897
Pre-Refunded/Escrowed to Maturity Bonds – 12.18%
Atlanta, Georgia Water &
Wastewater Revenue
Series A
6.25% 11/1/39-19§	950,000	1,132,523
Bay Area, California Toll
Authority Toll Bridge
Revenue
(San Francisco Bay Area)
Series F1
5.00% 4/1/34-18§	1,000,000	1,091,580
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	415,681
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project)
7.125% 7/1/29-19§	450,000	542,407
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	189,092
Series A 5.25% 7/1/21-19§	95,000	108,871
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37-17§	500,000	543,450
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27-17 (AMBAC)§	500,000	533,615
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers)
7.00% 8/15/44-19§	950,000	1,148,968
New Jersey Economic
Development Authority
(School Facilities
Construction)
5.00% 9/1/18	75,000	82,842
New York City, New York
Industrial Development
Agency Civic Facility
Revenue
(YMCA of Greater New
York Project)
5.00% 8/1/36-16§	595,000	611,041
North Texas Tollway Authority
(Toll 2nd Tier) Series F
5.75% 1/1/38-18§	1,100,000	1,203,092
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	591,035
		8,194,197
Special Tax Revenue Bonds – 17.78%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	211,998
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,069,758
6.50% 7/15/30	300,000	346,761
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	896,647

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	$897,768
Series B-1 5.00% 1/1/42	540,000	587,763
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	261,886
Miami-Dade County, Florida
Special Obligation
(Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	1,000,000	1,003,530
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	599,882
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	213,192
5.00% 6/15/29	800,000	849,872
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	983,529
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,162,800
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	634,473
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	251,687
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,169,825
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	563,700
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Capital Appreciation) Sales
Tax Subordinate Lien
6.07% 6/1/21 ^	30,000	22,428
(Sales Tax - Vacation Village
Project A) Series A
5.75% 9/1/32	235,000	236,903
		11,964,402
State General Obligation Bonds – 3.64%
California State
5.25% 11/1/40	320,000	373,786
(Various Purposes)
5.00% 10/1/41	440,000	504,394
5.00% 10/1/44	440,000	509,098
6.00% 4/1/38	105,000	121,635
New York State
Series A 5.00% 2/15/39	300,000	334,548
Oregon State
Series K 5.00% 5/1/22	500,000	604,240
		2,447,701
Transportation Revenue Bonds – 25.88%
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,172,340
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	520,000	596,612
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,152,300
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	279,452
Metropolitan Transit Authority
of Harris County, Texas
Series A 5.00% 11/1/24	500,000	592,930
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	574,535

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(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	$272,636
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,176,030
New Orleans, Louisiana
Aviation Board
Series B
5.00% 1/1/45 (AMT)	1,000,000	1,099,550
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	566,395
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	290,840
Oregon State Department of
Transportation
Series A 5.00% 11/15/26	1,000,000	1,218,210
Pennsylvania Turnpike
Commission
Series A-1 5.00% 12/1/43	500,000	554,180
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22	500,000	574,765
Series B 5.00% 12/1/41	500,000	556,410
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,066,815
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	269,576
6.50% 12/1/28	500,000	502,505
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,078,090
Series A-1 6.625% 7/1/34	325,000	374,202
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	346,457
7.50% 6/30/33	665,000	825,212
(Mobility Partners)
7.50% 12/31/31	500,000	607,465
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	278,048
6.875% 12/31/39	1,000,000	1,175,770
7.00% 12/31/38 (AMT)	165,000	207,575
		17,408,900
Water & Sewer Revenue Bonds – 5.53%
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	392,548
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	562,950
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	999,063
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00% 11/1/27	500,000	583,820
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,181,930
		3,720,311
Total Municipal Bonds
(cost $86,105,603)		94,017,024

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments – 1.93%
Variable Rate Demand Notes – 1.93%¤
Minneapolis-St. Paul,
Minnesota Housing &
Redevelopment Authority
Health Care Revenue
Series B-2 (Allina Health
System)
0.01% 11/15/35 (LOC-
JPMorgan Chase Bank
N.A.)	1,000,000	$1,000,000
Mississippi Business Finance
Series G (Chevron USA)
0.01% 11/1/35	300,000	300,000
Total Short-Term
Investments
(cost $1,300,000)		1,300,000

Total Value of Securities – 141.67%
(cost $87,405,603)		95,317,024
Liquidation Value of
Preferred
Stock – (44.59%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.92%		1,966,049
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$67,283,073
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2015, the aggregate value of Rule 144A securities was $551,224, which represents 0.82% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Dec. 31, 2015.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

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Notes

Delaware Investments® National Municipal Income Fund
December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 2
Municipal Bonds	$94,017,024
Short-Term Investments	1,300,000
Total Value of Securities	$95,317,024

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

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Notes

December 31, 2015 (Unaudited)

3. Subsequent Events

On January 22, 2016, Delaware Investments National Municipal Income Fund (the “Fund”) successfully issued $30,000,000 of Variable Rate MuniFund Term Preferred (“VMTP”) shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from the offering were used to redeem the Series 2017 VMTP shares previously outstanding. The VMTP shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem its VMTP shares on February 1, 2021, unless earlier redeemed or repurchased by the Fund. VMTP shares are subject to optional and mandatory redemption in certain circumstances. The Fund may be obligated to redeem certain of the VMTP shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP shares are set weekly, subject to adjustments in certain circumstances.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service, funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP share is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP shares are included as a component of interest expense in the statements of operations. The VMTP shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP shares are generally classified as tax-exempt income for tax-reporting purposes.

Management has determined that no additional material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: